Prepayments and other assets - Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Prepayments and other assets
Prepaid rental and property management fees	¥ 6,625		¥ 5,467		¥ 12,112
Prepayment for purchase of goods and services	7,978		5,990		12,247
VAT recoverable	19,912		23,183		25,425
Receivables on behalf of manachised hotels	157,964		81,473		103,495
Contract assets	9,227		8,741		7,171
Deposits	2,185		2,165		2,904
Others	21,345		10,006		6,931
Subtotal	225,236		137,025		170,285
Less: allowance for doubtful accounts	(3,124)		(3,124)		(3,124)	¥ (3,441)
Total	¥ 222,112	$ 32,342	¥ 133,901	$ 19,414	¥ 167,161